Related Parties - Summary of Transactions with Equity-Accounted Investee (Parenthetical) (Detail) $ in Thousands	Mar. 31, 2022 USD ($)
Saaranya Hospitality Technologies Private Limited [Member] | Top of Range [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest accrued	$ 1